Pay vs Performance Disclosure	12 Months Ended
	Jun. 30, 2026 USD ($) $ / shares	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2022 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Pay Versus Performance Table
The following table sets forth information concerning: (1) the compensation of our Principal Executive Officer or CEO and the average compensation for our other NEOs, both as reported in the “Summary Compensation” table and with certain adjustments to reflect the “compensation actually paid” to such individuals, as defined under SEC rules, for each of the fiscal years ended June 30, 2022, 2023, 2024, 2025, and 2026 and (2) our cumulative total shareholder return (“TSR”), the cumulative TSR of our selected peer group (“Compensation Peer Group TSR”), our Net Income and our Adjusted EPS (our Company Selected Measure), over such years in accordance with SEC rules.

Year	Summary Compensation Table Total for CEO ($)(1)	Compensation Actually Paid to CEO ($)(1)(2)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(1)	Average Compensation Actually Paid to Non-CEO NEOs ($)(1)(2)	Value of Initial Fixed $100 Investment Based on:		GAAP Net Income (millions)	Adjusted EPS ($)(4)
					Total Shareholder Return ($)	Compensation Peer Group Total Shareholder Return ($)(3)
2026	$19,130,826	$(9,808,518)	$4,634,768	$156,962	$92.59	$72.96	$1,124.3	$9.60
2025	$17,188,658	$30,364,453	$3,673,472	$5,456,968	$160.99	$122.59	$839.5	$8.55
2024	$14,251,992	$21,967,487	$3,840,974	$5,132,750	$128.49	$104.13	$698.1	$7.73
2023	$12,235,278	$18,075,686	$3,689,303	$4,817,733	$106.27	$89.27	$630.6	$7.01
2022	$10,068,228	$9,168,948	$4,236,261	$3,909,638	$89.72	$81.74	$539.1	$6.46

(1)	The following individuals are our other NEOs for each fiscal year:

Year	CEO	Non-CEO NEOs
2026	Timothy C. Gokey	Ashima Ghei, Christopher J. Perry, Thomas P. Carey, and Douglas R. DeSchutter
2025	Timothy C. Gokey	Ashima Ghei, Christopher J. Perry, Thomas P. Carey, and Hope M. Jarkowski
2024	Timothy C. Gokey	Edmund J. Reese, Christopher J. Perry, Thomas P. Carey, and Hope M. Jarkowski
2023	Timothy C. Gokey	Edmund J. Reese, Christopher J. Perry, Robert Schifellite, and Thomas P. Carey
2022	Timothy C. Gokey	Edmund J. Reese, Christopher J. Perry, Robert Schifellite, and Keir D. Gumbs

(2)	Compensation actually paid to our NEOs represents the compensation reported in the “Total” column in the “Summary Compensation” table for the applicable fiscal year, adjusted as follows:

	2026
Adjustments	CEO	Average Non- CEO NEOs
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the “Summary Compensation” table for applicable fiscal year	$(14,642,868)	$(2,707,989)
Deduction for change in the actuarial present values reported under the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column of the “Summary Compensation” table for applicable fiscal year	$(1,383,397)	$(114,807)
Increase for service cost and, if applicable, prior service cost for pension plans	$133,855	$50,449
Increase for awards that remain outstanding and unvested as of applicable fiscal year end that were granted during the applicable fiscal year, determined as of applicable fiscal year end and based on ASC 718 Fair Value	$8,584,192	$1,587,516
Increase for awards granted during applicable fiscal year that vested during applicable fiscal year, determined as of vesting date and based on ASC 718 Fair Value	$0	$0
Increase/deduction for outstanding and unvested awards as of applicable fiscal year that were granted during prior fiscal years, determined based on change in ASC 718 Fair Value from prior fiscal year to applicable fiscal year	$(15,656,326)	$(2,330,693)
Increase/deduction for awards granted during prior fiscal years that vested during applicable fiscal year, determined based on change in ASC 718 Fair Value from prior fiscal year to vesting date	$(5,974,801)	$(962,282)
Deduction for awards granted during prior fiscal years that were forfeited during applicable fiscal year, determined as of prior fiscal year end based on ASC 718 Fair Value	$0	$0
Increase based on dividends or other earnings paid on awards during applicable fiscal year prior to vesting date	$0	$0
TOTAL ADJUSTMENTS	$(28,939,344)	$(4,477,806)

(3)
TSR is cumulative for the measurement periods beginning on June 30, 2021 and ending on June 30 of each of 2022, 2023, 2024, 2025, and 2026 respectively, calculated in accordance with Item 201(e) of Regulation S-K. The peer group includes: Equifax Inc., Euronet Worldwide, Inc., FactSet Research Systems Inc., Fidelity National Information Services, Inc., Fiserv, Inc., Gartner, Inc., Global Payments Inc., Intercontinental Exchange, Inc., Jack Henry & Associates, Inc., Paychex, Inc., SS&C Technologies Holdings, Inc., Verisk Analytics, Inc., The Western Union Company, and Nasdaq Inc. In fiscal year 2026, the Company added Nasdaq, Inc. See “Peer Group Selection and Market Data” on page 55 of this Proxy Statement for more details.

(4)	Adjusted EPS is a non-GAAP financial measure. For more information on the Company’s use of this metric, see “Non-GAAP Financial Measures” beginning on page 87 of this Proxy Statement.
(5)
The TSR peer group for 2025, which differed from the 2026 Peer Group, consisted of the following companies: Equifax Inc., Euronet Worldwide, Inc., FactSet Research Systems Inc., Fidelity National Information Services, Inc., Fiserv, Inc., Gartner, Inc., Global Payments Inc., Intercontinental Exchange, Inc., Jack Henry & Associates, Inc., Paychex, Inc., SS&C Technologies Holdings, Inc., Verisk Analytics, Inc., and The Western Union Company (collectively “2025 Peer Group”). If the 2025 Peer Group were used, the peer group TSR for each year would be $81.34, $89.39, $103.91, $119.60, and $67.37 for 2022, 2023, 2024, 2025 and 2026, respectively. Please refer to the CD&A portion of this Proxy Statement above for details regarding the Compensation Committee’s design of the 2026 Peer Group.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote
(1)	The following individuals are our other NEOs for each fiscal year:

Year	CEO	Non-CEO NEOs
2026	Timothy C. Gokey	Ashima Ghei, Christopher J. Perry, Thomas P. Carey, and Douglas R. DeSchutter
2025	Timothy C. Gokey	Ashima Ghei, Christopher J. Perry, Thomas P. Carey, and Hope M. Jarkowski
2024	Timothy C. Gokey	Edmund J. Reese, Christopher J. Perry, Thomas P. Carey, and Hope M. Jarkowski
2023	Timothy C. Gokey	Edmund J. Reese, Christopher J. Perry, Robert Schifellite, and Thomas P. Carey
2022	Timothy C. Gokey	Edmund J. Reese, Christopher J. Perry, Robert Schifellite, and Keir D. Gumbs

Peer Group Issuers, Footnote
(3)
TSR is cumulative for the measurement periods beginning on June 30, 2021 and ending on June 30 of each of 2022, 2023, 2024, 2025, and 2026 respectively, calculated in accordance with Item 201(e) of Regulation S-K. The peer group includes: Equifax Inc., Euronet Worldwide, Inc., FactSet Research Systems Inc., Fidelity National Information Services, Inc., Fiserv, Inc., Gartner, Inc., Global Payments Inc., Intercontinental Exchange, Inc., Jack Henry & Associates, Inc., Paychex, Inc., SS&C Technologies Holdings, Inc., Verisk Analytics, Inc., The Western Union Company, and Nasdaq Inc. In fiscal year 2026, the Company added Nasdaq, Inc. See “Peer Group Selection and Market Data” on page 55 of this Proxy Statement for more details.

Changed Peer Group, Footnote
(5)
The TSR peer group for 2025, which differed from the 2026 Peer Group, consisted of the following companies: Equifax Inc., Euronet Worldwide, Inc., FactSet Research Systems Inc., Fidelity National Information Services, Inc., Fiserv, Inc., Gartner, Inc., Global Payments Inc., Intercontinental Exchange, Inc., Jack Henry & Associates, Inc., Paychex, Inc., SS&C Technologies Holdings, Inc., Verisk Analytics, Inc., and The Western Union Company (collectively “2025 Peer Group”). If the 2025 Peer Group were used, the peer group TSR for each year would be $81.34, $89.39, $103.91, $119.60, and $67.37 for 2022, 2023, 2024, 2025 and 2026, respectively. Please refer to the CD&A portion of this Proxy Statement above for details regarding the Compensation Committee’s design of the 2026 Peer Group.

PEO Total Compensation Amount	$ 19,130,826	$ 17,188,658	$ 14,251,992	$ 12,235,278	$ 10,068,228
PEO Actually Paid Compensation Amount	$ (9,808,518)	30,364,453	21,967,487	18,075,686	9,168,948
Adjustment To PEO Compensation, Footnote
(2)	Compensation actually paid to our NEOs represents the compensation reported in the “Total” column in the “Summary Compensation” table for the applicable fiscal year, adjusted as follows:

	2026
Adjustments	CEO	Average Non- CEO NEOs
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the “Summary Compensation” table for applicable fiscal year	$(14,642,868)	$(2,707,989)
Deduction for change in the actuarial present values reported under the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column of the “Summary Compensation” table for applicable fiscal year	$(1,383,397)	$(114,807)
Increase for service cost and, if applicable, prior service cost for pension plans	$133,855	$50,449
Increase for awards that remain outstanding and unvested as of applicable fiscal year end that were granted during the applicable fiscal year, determined as of applicable fiscal year end and based on ASC 718 Fair Value	$8,584,192	$1,587,516
Increase for awards granted during applicable fiscal year that vested during applicable fiscal year, determined as of vesting date and based on ASC 718 Fair Value	$0	$0
Increase/deduction for outstanding and unvested awards as of applicable fiscal year that were granted during prior fiscal years, determined based on change in ASC 718 Fair Value from prior fiscal year to applicable fiscal year	$(15,656,326)	$(2,330,693)
Increase/deduction for awards granted during prior fiscal years that vested during applicable fiscal year, determined based on change in ASC 718 Fair Value from prior fiscal year to vesting date	$(5,974,801)	$(962,282)
Deduction for awards granted during prior fiscal years that were forfeited during applicable fiscal year, determined as of prior fiscal year end based on ASC 718 Fair Value	$0	$0
Increase based on dividends or other earnings paid on awards during applicable fiscal year prior to vesting date	$0	$0
TOTAL ADJUSTMENTS	$(28,939,344)	$(4,477,806)

Non-PEO NEO Average Total Compensation Amount	$ 4,634,768	3,673,472	3,840,974	3,689,303	4,236,261
Non-PEO NEO Average Compensation Actually Paid Amount	$ 156,962	5,456,968	5,132,750	4,817,733	3,909,638
Adjustment to Non-PEO NEO Compensation Footnote
(2)	Compensation actually paid to our NEOs represents the compensation reported in the “Total” column in the “Summary Compensation” table for the applicable fiscal year, adjusted as follows:

	2026
Adjustments	CEO	Average Non- CEO NEOs
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the “Summary Compensation” table for applicable fiscal year	$(14,642,868)	$(2,707,989)
Deduction for change in the actuarial present values reported under the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column of the “Summary Compensation” table for applicable fiscal year	$(1,383,397)	$(114,807)
Increase for service cost and, if applicable, prior service cost for pension plans	$133,855	$50,449
Increase for awards that remain outstanding and unvested as of applicable fiscal year end that were granted during the applicable fiscal year, determined as of applicable fiscal year end and based on ASC 718 Fair Value	$8,584,192	$1,587,516
Increase for awards granted during applicable fiscal year that vested during applicable fiscal year, determined as of vesting date and based on ASC 718 Fair Value	$0	$0
Increase/deduction for outstanding and unvested awards as of applicable fiscal year that were granted during prior fiscal years, determined based on change in ASC 718 Fair Value from prior fiscal year to applicable fiscal year	$(15,656,326)	$(2,330,693)
Increase/deduction for awards granted during prior fiscal years that vested during applicable fiscal year, determined based on change in ASC 718 Fair Value from prior fiscal year to vesting date	$(5,974,801)	$(962,282)
Deduction for awards granted during prior fiscal years that were forfeited during applicable fiscal year, determined as of prior fiscal year end based on ASC 718 Fair Value	$0	$0
Increase based on dividends or other earnings paid on awards during applicable fiscal year prior to vesting date	$0	$0
TOTAL ADJUSTMENTS	$(28,939,344)	$(4,477,806)

Compensation Actually Paid vs. Total Shareholder Return	TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group	TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.
Tabular List, Table
Pay Versus Performance Tabular List
The following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs to performance for the fiscal year ended June 30, 2026:
•	Adjusted EPS
•	Adjusted EBT
•	Closed Sales

Total Shareholder Return Amount	$ 92.59	160.99	128.49	106.27	89.72
Peer Group Total Shareholder Return Amount	72.96	122.59	104.13	89.27	81.74
Net Income (Loss)	$ 1,124,300,000	$ 839,500,000	$ 698,100,000	$ 630,600,000	$ 539,100,000
Company Selected Measure Amount | $ / shares	9.6	8.55	7.73	7.01	6.46
PEO Name	Timothy C. Gokey	Timothy C. Gokey	Timothy C. Gokey	Timothy C. Gokey	Timothy C. Gokey
Changed Peer Group Total Shareholder Return Amount	$ 67.37	$ 119.6	$ 103.91	$ 89.39	$ 81.34
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description
(4)	Adjusted EPS is a non-GAAP financial measure. For more information on the Company’s use of this metric, see “Non-GAAP Financial Measures” beginning on page 87 of this Proxy Statement.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBT
Measure:: 3
Pay vs Performance Disclosure
Name	Closed Sales
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (28,939,344)
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,383,397)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	133,855
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,642,868)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,584,192
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,656,326)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,974,801)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,477,806)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(114,807)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	50,449
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,707,989)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,587,516
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,330,693)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(962,282)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0